REVENUE (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 28, 2015	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue recognized		$ 13,738	$ 14,156
Total revenue		273,017	315,497
Streaming Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash payment proceeds	$ 130,000	6,036	6,138
Deferred revenue recognized		13,738	14,156
Total revenue		19,774	20,294
Spot Sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		$ 253,243	$ 295,203